EXCEED
Structured Funds

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
Investor Shares (SHIEX)
Institutional Shares (SHIIX)

EXCEED STRUCTURED HEDGED INDEX STRATEGY FUND
Investor Shares (HEDGX)
Institutional Shares (HEDIX)

EXCEED STRUCTURED ENHANCED INDEX STRATEGY FUND
Investor Shares (ENHAX)
Institutional Shares (ENHIX)

PROSPECTUS

December 24, 2014
As Supplemented January 30, 2015

Exceed Structured Shield Index Strategy Fund seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Protection Index (EXPROT).

Exceed Structured Hedged Index Strategy Fund seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Hedged Index (EXHEDG).

Exceed Structured Enhanced Index Strategy Fund to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Enhanced Index (EXENHA).

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section	1
This important section summarizes each Fund's objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio managers, your account and other information.
Exceed Structured Shield Index Strategy Fund	1
Exceed Structured Hedged Index Strategy Fund	7
Exceed Structured Enhanced Index Strategy Fund	13
Additional Information Regarding Principal Investment Strategies	19
This section includes additional information about each Fund's investment strategies.
Exceed Structured Shield Index Strategy Fund	19
Exceed Structured Hedged Index Strategy Fund	21
Exceed Structured Enhanced Index Strategy Fund	23
Additional Information About the Underlying Indexes	25
Additional Information Regarding Principal Investment Risks	26
This section includes additional information about each Fund's investment risks.
Management	30
The Advisor and Subadvisor	30
Portfolio Manager	30
Other Service Providers	31
Fund Expenses	32
Your Account	33
How to Contact the Funds	33
General Information	33
Choosing a Share Class	35
Buying Shares	36
Selling Shares	40
Exchanging Shares	43
Retirement Accounts	44
Other Information	45
Financial Highlights	47

Summary Section

Exceed Structured Shield Index Strategy Fund
Investment Objective

The Exceed Structured Shield Index Strategy Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Protection Index (EXPROT) ("EXPROT Index").

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	3.03%	3.03%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	4.21%	3.96%
Fee Waiver and/or Expense Reimbursement(2)	(2.73)%	(2.73)%
Net Annual Fund Operating Expenses	1.48%	1.23%

(1) Based on estimated amounts expected to be incurred for the current fiscal year.

(2)Exceed Advisory LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that the Net Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through at least April 1, 2017 (the "Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net

 Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period described in the table above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

	1 Year	3 Years
Investor Shares	$151	$759
Institutional Shares	$125	$684

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the EXPROT Index. The EXPROT Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index ("S&P 500") and to allow an investment tracking the EXPROT Index to mitigate losses when the S&P 500 declines in exchange for accepting a limit on gains when the S&P 500 increases. In seeking to track the EXPROT Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor's opinion, somewhat limited, as are the potential rewards.

The EXPROT Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds ("ETFs") that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXPROT Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXPROT Index seek to protect an investment tracking the EXPROT Index against a decline in the S&P 500 of more than approximately 12.5% on an annualized basis. The put options do not protect against declines between 0% and 12.5% and investors will bear all such losses. Further, while the EXPROT Index seeks to limit losses to 12.5% on an annualized basis, there is no guarantee that it will do so. The call options in the EXPROT Index seek to allow an investment tracking the EXPROT Index to participate on gains in the S&P 500 up to a cap of approximately 15% on an annualized basis. Thus,the maximum return on an investment in the Fund is approximately 15% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities in the EXPROT Index, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXPROT Index as a whole.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in increases in the S&P 500 up to approximately 15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when their market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund's purchases and sales of put options result in "put spreads," which are designed to allow the Fund to mitigate losses when the S&P 500 declines by more than 12.5% during the terms of the put spreads. The put spreads do not protect the Fund against S&P 500 losses of less than 12.5%, and only protect against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXPROT Index, including ETFs that provide exposure to fixed-income securities in, or similar to those in, the EXPROT Index. In addition, during the initial stages of the Fund's operations, the Fund may invest in excess of 20% of its assets in corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXPROT Index. These ETFs may also invest in securities not included in the EXPROT Index. The Fund is non-diversified.

Principal Investment Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500. The value of shares may be influenced by multiple factors, including, but not limited to:

•The return and volatility of the S&P 500;

•The dividend rate on the S&P 500;

•Interest rates;

•Economic, financial, political, regulatory, and other events that affect the S&P 500 and/or issuers of securities in the S&P 500.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Derivative Instruments Risk. A small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Equity Risk. The EXPROT Index provides exposure to equity securities. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500 changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Passive Management Risk. The Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the EXPROT Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the EXPROT Index. There is no guarantee that the EXPROT Index will meet the purpose for which it was designed.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the EXPROT Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the EXPROT Index.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Advisor. Exceed Advisory LLC is the Fund's investment advisor.

Subadvisor. First Principles Capital Management, LLC is the investment subadvisor to the Fund.

Portfolio Manager. The following are the portfolio managers of the Advisor and the Subadvisor to the Fund.

Advisor/Subadvisor Portfolio Manager	Title	Service Date (with the Fund)
Exceed Advisory LLC
Joseph Halpern	Chief Executive Officer	2015
First Principles Capital Management, LLC
Mark G. Alexandridis	Managing Director	2015

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 800-5092 (toll free) or writing to the Fund at Exceed Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$100,000	$1,000
Retirement Accounts	$2,500	$100	$100,000	$1,000

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income or capital gains. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Summary Section
Exceed Structured Hedged Index Strategy Fund
Investment Objective

The Exceed Structured Hedged Index Strategy Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Hedged Index (EXHEDG) ("EXHEDG Index").

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	3.03%	3.03%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	4.21%	3.96%
Fee Waiver and/or Expense Reimbursement(2)	(2.73)%	(2.73)%
Net Annual Fund Operating Expenses	1.48%	1.23%

(1) Based on estimated amounts expected to be incurred for the current fiscal year.

(2)Exceed Advisory LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that the Net Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through April 1, 2017 (the "Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net

 Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period described in the table above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

	1 Year	3 Years
Investor Shares	$151	$759
Institutional Shares	$125	$684

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the EXHEDG Index. The EXHEDG Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index ("S&P 500") and to allow an investment tracking the EXHEDG Index to mitigate losses when the S&P 500 declines and obtain exposure of 150% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount of the Fund's assets) in exchange for accepting a limit on such gains. In seeking to track the EXHEDG Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor's opinion, limited and the potential rewards are enhanced, but capped.

The EXHEDG Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds ("ETFs") that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXHEDG Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXHEDG Index seek to protect an investment tracking the EXHEDG Index against a decline in the S&P 500 of up to 10% on an annualized basis. The put options do not protect against declines of over 10% and investors will bear all such losses. Further, while the EXHEDG Index seeks to limit losses to approximately 10% on an annualized basis, there is no guarantee that it will do so. The call options in the EXHEDG Index seek to provide 150% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 15% on an annualized basis. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities in the EXHEDG Index, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXHEDG Index as a whole.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 150% of any increases in the S&P 500, up to a cap of approximately 15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to mitigate losses when the S&P 500 declines by up to 10% during the terms of the put spreads. The puts do not protect the Fund against S&P 500 losses of more than 10%, and only protect against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXHEDG Index, including ETFs that provide exposure to fixed income securities in, or similar to those in, the EXHEDG Index. In addition, during the initial stages of the Fund's operations, the Fund may invest in excess of 20% of its assets in corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXHEDG Index. These ETFs may also invest in securities not included in the EXHEDG Index. The Fund is non-diversified.

Principal Investment Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500. The value of shares may be influenced by multiple factors, including, but not limited to:

•The return and volatility of the S&P 500;

•The dividend rate on the S&P 500;

•Interest rates;

•Economic, financial, political, regulatory, and other events that affect the S&P 500 and/or issuers of securities in the S&P 500.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Derivative Instruments Risk. A small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Equity Risk. The EXHEDG Index provides exposure to equity securities. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Leverage Risk. Because the Fund intends to seek exposure to certain securities in excess of 100%, such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, increases or decreases in the value of the Fund's portfolio will be magnified.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500 changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Passive Management Risk. The Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the EXHEDG Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the EXHEDG Index. There is no guarantee that the EXHEDG Index will meet the purpose for which it was designed.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the EXHEDG Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the EXHEDG Index.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Advisor. Exceed Advisory LLC is the Fund's investment advisor.

Subadvisor. First Principles Capital Management, LLC is the investment subadvisor to the Fund.

Portfolio Manager. The following are the portfolio managers of the Advisor and the Subadvisor to the Fund.

Advisor/Subadvisor Portfolio Manager	Title	Service Date (with the Fund)
Exceed Advisory LLC
Joseph Halpern	Chief Executive Officer	2015
First Principles Capital Management, LLC
Mark G. Alexandridis	Managing Director	2015

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 800-5092 (toll free) or writing to the Fund at Exceed Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$100,000	$1,000
Retirement Accounts	$2,500	$100	$100,000	$1,000

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income or capital gains. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Summary Section
Exceed Structured Enhanced Index Strategy Fund
Investment Objective

The Exceed Structured Enhanced Index Strategy Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Enhanced Index (EXENHA) ("EXENHA Index").

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Shares	Institutional Shares
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	3.03%	3.03%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	4.21%	3.96%
Fee Waiver and/or Expense Reimbursement(2)	(2.73)%	(2.73)%
Net Annual Fund Operating Expenses	1.48%	1.23%

(1) Based on estimated amounts expected to be incurred for the current fiscal year.

(2)Exceed Advisory LLC (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that the Net Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through April 1, 2017 (the "Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net

 Annual Fund Operating Expenses of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap for the time period described in the table above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

	1 Year	3 Years
Investor Shares	$151	$759
Institutional Shares	$125	$684

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the EXENHA Index. The EXENHA Index is designed to provide investment returns that participate 100% in all declines in the S&P 500 but obtain exposure of 200% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount of the Fund's assets) in exchange for accepting a limit on such gains. In seeking to track the EXENHA Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which potential rewards are, in the Advisor's opinion, enhanced, but capped.

The EXENHA Index is composed of short-term investment grade fixed-income securities, and exchange-traded put and call options on exchange-traded funds ("ETFs") that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXENHA Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXENHA Index seek to reflect all declines in the S&P 500 on an annualized basis. The call options in the EXENHA Index seek to provide 200% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 25% on an annualized basis. Thus, the maximum return on an investment in the Fund is approximately 25% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors. The Fund does not offer any protection against declines in the S&P 500.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities in the EXENHA Index, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXENHA Index as a whole.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 200% of any increases in the S&P 500, up to a cap of approximately 25% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to participate fully in declines in the S&P 500. Accordingly, all losses in the S&P 500 will be borne by the Fund and shareholders.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXENHA Index, including ETFs that provide exposure to fixed income securities in, or similar to those in, the EXENHA Index. In addition, during the initial stages of the Fund's operations, the Fund may invest in excess of 20% of its assets in corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXENHA Index. These ETFs may also invest in securities not included in the EXENHA Index. The Fund is non-diversified.

Principal Investment Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500. The value of shares may be influenced by multiple factors, including, but not limited to:

•The return and volatility of the S&P 500;

•The dividend rate on the S&P 500;

•Interest rates;

•Economic, financial, political, regulatory, and other events that affect the S&P 500 and/or issuers of securities in the S&P 500.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Derivative Instruments Risk. A small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Equity Risk. The EXENHA Index provides exposure to equity securities. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Leverage Risk. Because the Fund intends to seek exposure to certain securities in excess of 100%, such exposure will make the Fund more sensitive to movement in the value of those instruments. In particular, increases or decreases in the value of the Fund's portfolio will be magnified.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, S&P 500 changes, and other market factors, may change rapidly over time. Options may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the securities, stock indexes or ETFs on which the options are based.

Passive Management Risk. The Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security is removed from the EXENHA Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the EXENHA Index. There is no guarantee that the EXENHA Index will meet the purpose for which it was designed.

Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the EXENHA Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the EXENHA Index.

Performance Information

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Advisor. Exceed Advisory LLC is the Fund's investment advisor.

Subadvisor. First Principles Capital Management, LLC is the investment subadvisor to the Fund.

Portfolio Manager. The following are the portfolio managers of the Advisor and the Subadvisor to the Fund.

Advisor/Subadvisor Portfolio Manager	Title	Service Date (with the Fund)
Exceed Advisory LLC
Joseph Halpern	Chief Executive Officer	2015
First Principles Capital Management, LLC
Mark G. Alexandridis	Managing Director	2015

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the "NYSE") is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 800-5092 (toll free) or writing to the Fund at Exceed Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$100,000	$1,000
Retirement Accounts	$2,500	$100	$100,000	$1,000

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-exempt investors (such as tax-deferred retirement plans and accounts) as ordinary income or capital gains. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Information Regarding Principal Investment Strategies

Exceed Structured Shield Index Strategy Fund

The Exceed Structured Shield Index Strategy Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Protection Index (EXPROT) ("EXPROT Index"). The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the EXPROT Index. The EXPROT Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index ("S&P 500") and to allow an investment tracking the EXPROT Index to mitigate losses when the S&P 500 declines in exchange for accepting a limit on gains when the S&P 500 increases. In seeking to track the EXPROT Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor's opinion, somewhat limited, as are the potential rewards.

The EXPROT Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXPROT Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXPROT Index seek to protect an investment tracking the EXPROT Index against a decline in the S&P 500 of more than approximately 12.5% on an annualized basis. The put options do not protect against declines between 0% and 12.5% and investors will bear all such losses. Further, while the EXPROT Index seeks to limit losses to 12.5% on an annualized basis, there is no guarantee that it will do so. The call options in the EXPROT Index seek to allow an investment tracking the EXPROT Index to participate on gains in the S&P 500 up to a cap of approximately 15% on an annualized basis. Thus,the maximum upside participation is approximately 15% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The EXPROT Index replaces a portion of the put and call options in the EXPROT Index approximately every quarter. By replacing certain options quarterly, the EXPROT Index seeks to ensure that the EXPROT Index's various options expire at different times and at different strike prices, thereby continuously protecting an investment pursuant to the EXPROT Index against downturns and sacrificing upswings. In addition, on a monthly basis, the EXPROT Index is reconstituted, such that any fixed-income securities in the EXPROT Index that have less than one month in duration or have declined below investment grade are replaced.

Overall, the Fund seeks to provide investors seeking structured returns an alternative investment vehicle to structured notes. The Fund does not invest in structured notes, but its investment objective of tracking the EXPROT Index (which seeks structured returns) resembles strategies offered by structured notes. The Advisor believes the Fund is a superior way for such investors to seek to achieve structured returns because:

•Unlike structured notes, the Fund does not have significant counterparty risk;

•The Fund offers investors more liquidity than structured notes; and

•The Fund's total expense ratio is lower than the expense ratio charged by structured notes.

Structured Notes and Indexed Securities. Structured notes are debt instruments, the interest rate or principal of which is determined by an unrelated indicator (e.g., a currency, security, commodity, or index thereof). The terms of the instrument may be "structured" by the purchaser and the note issuer. Structured notes may entail significant counterparty risk because the notes only have value to the extent the issuer has the ability to repay them. In addition, structured notes are relatively illiquid, and difficult to accurately price.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities in the EXPROT Index, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXPROT Index as a whole. Within its sampling strategy, the Advisor and/or Subadvisor may undertake detailed credit analyses of the securities in the EXPROT Index in an effort to best match index characteristics and limit tracking error.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in increases in the S&P 500 up to approximately 15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when their market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund's purchases and sales of put options result in "put spreads," which are designed to allow the Fund to mitigate losses by the S&P 500 of more than 12.5% during the terms of the put spreads. The put spreads do not protect the Fund against S&P 500 losses of less than 12.5%, and only protect against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

On a daily basis, the Fund's net asset value (exclusive of distributions and fees) is expected to fluctuate based on changes in the market value of the Fund's fixed-income securities and options. The market value of the fixed-income securities should fluctuate based on changes in the credit rating of the securities' issuers and interest rates among other variables. The market value of the options should fluctuate based on market volatility and their time to maturity among other variables.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXPROT Index, including ETFs that provide exposure to fixed income securities in, or similar to, those in the EXPROT Index. In addition, during the initial stages of the Fund's operations, the Fund may invest in excess of 20% of its assets in corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXPROT Index. The Advisor or Subadvisor generally identifies corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXPROT Index by reference to their name, policies or classification by a third-party ranking or ratings organization, and disclosed portfolio holdings. These ETFs may also invest in securities not included in the EXPROT Index. The Fund is non-diversified.

Exceed Structured Hedged Index Strategy Fund

The Exceed Structured Hedged Index Strategy Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Hedged Index (EXHEDG) ("EXHEDG Index"). The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the EXHEDG Index. The EXHEDG Index is designed to provide investment returns that are correlated with, but less volatile than, those of the S&P 500 Index ("S&P 500") and to allow an investment tracking the EXHEDG Index to mitigate losses when the S&P 500 declines and obtain exposure of 150% to the gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount directly invested in the assets) in exchange for accepting a limit on such gains. In seeking to track the EXHEDG Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which the risks of an investment are, in the Advisor's opinion, limited and the potential rewards are enhanced, but capped.

The EXHEDG Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXHEDG Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXHEDG Index seek to protect an investment tracking the EXHEDG Index against a decline in the S&P 500 of up to 10% on an annualized basis. The put options do not protect against declines of over 10% and investors will bear all such losses. Further, while the EXHEDG Index seeks to limit losses to approximately 10% on an annualized basis, there is no guarantee that it will do so. The call options in the EXHEDG Index seek to provide 150% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 15% on an annualized basis. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The EXHEDG Index replaces a portion of the put and call options in the EXHEDG Index approximately every quarter. By replacing certain options, the EXHEDG Index seeks to ensure that the EXHEDG Index's various options expire at different times and at different strike prices, thereby continuously protecting an investment pursuant to the EXHEDG Index against downturns and enhancing upswings up to a maximum gain. In addition, on a monthly basis, the EXHEDG Index is reconstituted, such that any fixed-income securities in the EXHEDG Index that have less than one month in duration or have declined below investment grade are replaced.

Overall, the Fund seeks to provide investors seeking structured returns an alternative investment vehicle to structured notes. The Fund does not invest in structured notes, but its investment objective of tracking the EXHEDG Index (which seeks structured returns) resembles strategies offered by structured notes. The Advisor believes the Fund is a superior way for such investors to seek to achieve structured returns because:

•Unlike structured notes, the Fund does not have significant counterparty risk;

•The Fund offers investors more liquidity than structured notes; and

•The Fund's total expense ratio is lower than the expense ratio charged by structured notes.

Structured Notes and Indexed Securities. Structured notes are debt instruments, the interest rate or principal of which is determined by an unrelated indicator (e.g., a currency, security, commodity, or index thereof). The terms of the instrument may be "structured" by the purchaser and the note issuer. Structured notes may entail significant counterparty risk because the notes only have value to the extent the issuer has the ability to repay them. In addition, structured notes are relatively illiquid, and difficult to accurately price.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXHEDG Index as a whole. Within its sampling strategy, the Advisor and/or Subadvisor may undertake detailed credit analyses of the securities in the EXHEDG Index in an effort to best match index characteristics and limit tracking error.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 150% of any increases in the S&P 500, up to a cap of approximately 10-15% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to mitigate losses by the S&P 500 of up to 10% during the terms of the put spreads. The puts do not protect the Fund against S&P 500 losses of more than 10%, and only protect against losses during the terms of the put spreads. All other losses will be borne by the Fund and shareholders.

On a daily basis, the Fund's net asset value (exclusive of distributions and fees) is expected to fluctuate based on changes in the market value of the Fund's fixed-income securities and options. The market value of the fixed-income securities should fluctuate based on changes in the credit rating of the securities' issuers and interest rates among other variables. The market value of the options should fluctuate based on market volatility and their time to maturity among other variables.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXHEDG Index, including ETFs that provide exposure to fixed income securities in, or similar to, those in the EXHEDG Index. In addition, during the initial stages of the Fund's operations, the Fund may invest in excess of 20% of its assets in corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXHEDG Index. The Advisor or Subadvisor generally identifies corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXHEDG Index by reference to their name, policies or classification by a third-party ranking or ratings organization, and disclosed portfolio holdings. These ETFs may also invest in securities not included in the EXHEDG Index. The Fund is non-diversified.

Exceed Structured Enhanced Index Strategy Fund

The Exceed Structured Enhanced Index Strategy Fund (the "Fund") seeks to track, before fees and expenses, the performance of the NASDAQ Exceed Structured Enhanced Index (EXENHA) ("EXENHA Index"). The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days notice prior to making any changes to the investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the components of the EXENHA Index. The EXENHA Index is designed to provide investment returns that participate 100% in all declines in the S&P 500 but obtain exposures of 200% to gains in the S&P 500 (i.e., obtain investment exposure that exceeds the amount directly invested in the assets) in exchange for accepting a limit on such gains. In seeking to track the EXENHA Index, the Fund seeks to provide an investment vehicle with a risk/reward profile in which potential rewards are, in the Advisor's opinion, enhanced, but capped.

The EXENHA Index is composed of short-term investment grade fixed-income securities, and exchange-traded put and call options on exchange-traded funds that track the S&P 500 ("SPDRs"). The fixed-income securities in the EXENHA Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXENHA Index seek to reflect the declines in the S&P 500 on an annualized basis. The call options in the EXENHA Index seek to provide 200% exposure to increases in the S&P 500 on an annualized basis, up to a cap of approximately 25% on an annualized basis. Thus, the maximum return on an investment in the Fund is approximately 25% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the cap will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors. The Fund does not offer any protection against declines in the S&P 500.

The EXENHA Index replaces of a portion of the put and call options in the EXENHA Index approximately every quarter. By replacing certain options, the EXENHA Index seeks to ensure that the EXENHA Index's various options expire at different times and at different strike prices, thereby continuously obtaining the desired exposures. In addition, on a monthly basis, the EXENHA Index is reconstituted, such that any fixed-income securities in the EXENHA Index that have less than one month in duration or have declined below investment grade are replaced.

Overall, the Fund seeks to provide investors seeking structured returns an alternative investment vehicle to structured notes. The Fund does not invest in structured notes, but its investment objective of tracking the EXENHA Index (which seeks structured returns) resembles strategies offered by structured notes. The Advisor believes the Fund is a superior way for such investors to seek to achieve structured returns because:

•Unlike structured notes, the Fund does not have significant counterparty risk;

•The Fund offers investors more liquidity than structured notes; and

•The Fund's total expense ratio is lower than the expense ratio charged by structured notes.

Structured Notes and Indexed Securities. Structured notes are debt instruments, the interest rate or principal of which is determined by an unrelated indicator (e.g., a currency, security, commodity, or index thereof). The terms of the instrument may be "structured" by the purchaser and the note issuer. Structured notes may entail significant counterparty risk because the notes only have value to the extent the issuer has the ability to repay them. In addition, structured notes are relatively illiquid, and difficult to accurately price.

Fixed-Income Securities. The Fund employs a representative sampling strategy to invest in a subset of the fixed-income securities, which in the aggregate exhibit the same yield, duration, and other characteristics of the fixed-income securities in the EXENHA Index as a whole. Within its sampling strategy, the Advisor and/or Subadvisor may undertake detailed credit analyses of the securities in the EXENHA Index in an effort to best match index characteristics and limit tracking error.

Call Options. Call options allow the purchaser, for a premium, to "call" away a security from the seller of the option at a particular price, called the "strike price." Normally, buyers call away securities at the strike price if their market price is greater than the strike price. The Fund purchases and sells call options on SPDRs. The Fund's purchases and sales of call options result in "call spreads," which are designed to allow the Fund to participate in 200% of any increases in the S&P 500, up to a cap of approximately 20-25% during the terms of the call spreads.

Put Options. Put options allow the purchaser, for a premium, to "put" a security to the seller of the option at a strike price. Normally, buyers put securities to options sellers at the strike price when the securities' market price falls below the strike price. The Fund purchases and sells put options on SPDRs. The Fund sells put options that are designed to allow the Fund to participate fully in any downturn in the S&P 500. Accordingly, all losses in the S&P 500 will be borne by the Fund and shareholders.

On a daily basis, the Fund's net asset value (exclusive of distributions and fees) is expected to fluctuate based on changes in the market value of the Fund's fixed-income securities and options. The market value of the fixed-income securities should fluctuate based on changes in the credit rating of the securities' issuers and interest rates among other variables. The market value of the options should fluctuate based on market volatility and their time to maturity among other variables.

Under normal circumstances, the Fund may invest up to 20% of its assets in instruments not in the EXENHA Index, including ETFs that provide exposure to fixed income securities in, or similar to, those in the EXENHA Index. In addition, during the initial stages of the Fund's operations, the Fund may invest in excess of 20% of its assets in investment-grade corporate bond ETFs that provide exposure to certain fixed income securities in the EXENHA Index. The Advisor or Subadvisor generally identifies corporate bond ETFs that provide exposure to certain investment-grade fixed income securities in the EXENHA Index by reference to their name, policies or classification by a third-party ranking or ratings organization, and disclosed portfolio holdings. These ETFs may also invest in securities not included in the EXENHA Index. The Fund is a non-diversified.

Additional Information About the Underlying Indexes

The NASDAQ OMX Group, Inc. ("NASDAQ OMX") and Exceed Investments, Inc. ("Exceed Investments") (together with NASDAQ OMX, the "Index Providers") have entered into an agreement (the "Licensing Agreement") to design and operate a co-branded family of indexes, the NASDAQ Exceed Structured Indexes. The Advisor has entered into a sublicense agreement with Exceed Investments to use the NASDAQ Exceed Structured Indexes by which terms the NASDAQ Exceed Structured Indexes are usable by the Funds so long as the Advisor serves the Funds. Additional information about the NASDAQ Exceed Structured Indexes, including the components and weightings, as well as the rules that govern inclusion and weighting, is available at www.exceedinvestments.com/indexes.

Additional Information Regarding Principal Investment Risks

A Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio. You could lose money on your investment in a Fund, and a Fund could underperform other investments. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that a Fund will meet its investment objective.

The below investment risks are applicable to each of the Exceed Structured Shield Index Strategy Fund, Exceed Structured Hedged Index Strategy Fund and Exceed Structured Enhanced Index Strategy Fund, except as otherwise noted.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment. The Fund may experience significant delays in recovering an investment in a bankruptcy or other reorganization proceeding, and recover only a limited amount or none of its investment in such circumstances.

Derivative Instruments Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on the Fund's performance. The successful use of derivatives generally depends on the ability to predict market movements. There may be an imperfect correlation between a derivative and its reference asset.

Derivatives may be illiquid and may be more volatile than other types of investments. They may also be difficult for the Fund to value. Derivatives are subject to counterparty risk and, as a result, the Fund may not obtain a recovery of its investment in them should a counterparty fail to honor its obligations. The Fund may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit exposure to loss, and the Fund may be exposed to investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the segregated assets would be sold. Derivatives may involve leverage.

Equity Risk. Equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer's goods or services or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer's debt securities and preferred stock take precedence over the claims of common stockholders.

Exchange-Traded Funds Risk. The risks of investments in ETF securities typically reflect the risks of the types of instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the ETF's fees and expenses, as well as their share of the Fund's fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. In addition, when investing in ETF securities, the Fund may pay brokerage commissions and may buy such securities at a price that is above, at or below the ETF's NAV. Further, trading in an ETF may be halted, which may make it difficult for the Fund to dispose of a holding at the desired time.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities whose value depends generally on an issuer's credit rating and the interest rate of the security. Fixed-income securities are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default or become unable to pay interest or principal due on the security. If an issuer defaults, a fixed-income security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Generally, investment risk and price volatility increase as a fixed-income security's credit rating declines, which can cause the price of fixed-income securities to go down.

Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Given the historically low interest rate environment, risks associated with rising rates are heightened. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

Indexed Securities and Derivatives Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. Certain indexed securities may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Leverage Risk. Other than the Exceed Structured Shield Index Strategy Fund, each Fund will seek to gain exposure to certain securities in excess of 100%. Such exposure will make each Fund more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of each Fund's portfolio will be magnified.

Liquidity Risk. Certain securities held by the Fund may be difficult (or impossible) to sell at an appropriate time and price. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is a possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund's investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund's performance.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the 1940 Act. Because of this, greater investment in a single obligor makes the Fund more susceptible to financial, economic or market events impacting such obligor.

Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

•the writer of an option may be assigned an exercise at any time during the option period;

•disruptions in the markets for underlying instruments could result in losses for options investors;

•imperfect or no correlation between the option and securities being hedged;

•the insolvency of a broker could present risks for the broker's customers; and

•market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund, which may reduce returns.

Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

Passive Management Risk. Because the Fund is not "actively" managed, unless a security is removed from the relevant index, the Fund generally would not sell the security. If a specific security is removed from the Fund's index, the Fund may be forced to sell such security at an inopportune time or for prices other than at current market values. The timing of changes in the Fund from one type of security to another in seeking to replicate the relevant index could have a negative effect on the Fund. Unlike with an actively managed fund, the Advisor does not use active management techniques or defensive strategies designed to lessen the impact of periods of market decline. Therefore, the Fund may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers. There is no guarantee that the Fund's index will meet the purpose for which it was designed.

Tracking Error Risk. Tracking error is the divergence of the Fund's performance from that of the underlying index that the Fund seeks to track. Tracking error may occur because of differences between the securities held in the Fund's portfolio and those included in the underlying index, pricing differences, transaction costs, the Fund's holding of cash, differences in timing of the accrual of dividends, changes to the underlying index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the underlying index does not.

Management

The Exceed Structured Shield Index Strategy Fund, Exceed Structured Hedged Index Strategy Fund and Exceed Structured Enhanced Index Strategy Fund (each a "Fund"; collectively the "Funds") are each a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The Board of Trustees (the "Board") oversees the management of the Funds and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board and the Trust's executive officers may be found in the Funds' Statement of Additional Information (the "SAI"), which is available from the Advisor's website at www.exceedinvestments.com.

The Advisor and Subadvisor

The Funds' investment advisor is Exceed Advisory LLC, 28 West 44 Street, 16th Floor, New York, NY 10036. The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940. The Advisor is newly created therefore there are no assets to report as of the date of this Prospectus. Subject to the general oversight of the Board, the Advisor makes investment decisions for each Fund.

Subject to the general oversight of the Board, the Advisor is directly responsible for making the investment decisions for each Fund. The Advisor delegates the day-to-day management of the fixed-income portfolio of each Fund to the Subadvisor. The Advisor retains overall supervisory responsibility of the general management and investment of each Fund's assets.

The Funds' subadvisor, First Principles Capital Management, LLC, 140 Broadway, 21st Floor, New York, NY 10005 was founded in 2003 and provides investment management services for financial institutions, endowments and foundations, corporations, family offices and trusts, and individuals. First Principles Capital Management, LLC is generally responsible for the investment management of the fixed-income securities portfolio of each Fund, subject to index constraints and oversight provided by the Advisor.

The Advisor receives an advisory fee at an annual rate equal to 0.90% of the Fund's average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. The Advisor has contractually agreed to waive its fee and/or reimburse Fund expenses as necessary to ensure that Net Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) of each Fund's Investor Shares and Institutional Shares do not exceed 1.45% and 1.20%, respectively, through April 1, 2017 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Net Annual Fund Operating Expense of each Fund to exceed the Expense Cap in place at the time the fees were waived. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement with the Advisor and the Sub-Advisory Agreement between the Advisor and the Subadvisor will be available in the Funds' semi-annual report for the period ending May 31, 2015.

Portfolio Manager

Portfolio Manager Responsibilities.

The following is information about how the Funds allocate responsibilities for day-to-day management:

Jospeh Halpern allocates the assets of each Fund to the Subadvisor. Mark G. Alexandridis is responsible for the day-to-day management of any portion of a Fund allocated to the Subadvisor. The Subadvisor makes decisions relating to sector and capitalization weightings and purchases and sales for the portion of each Fund that they manage. The Subadvisor is also responsible for certain research coverage, which is assigned by global industry sectors, and for recommending buy and sell decisions.

Portfolio Manager Biographies

•Jospeh Halpern founded Exceed Investments, LLC in 2013 to offer structured investments with a level of standardization and efficiency unavailable in the market today. Prior to founding Exceed Investments, LLC, Mr. Halpern was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he managed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products. Prior to joining Lamco, Mr. Halpern was Director on the Equity Derivatives Trading desk of ING Financial Markets, a global financial institution, where he worked from 2007 to 2010. Prior to joining ING, Mr. Halpern was SVP of Strategy and Risk for Kellogg Capital Group's derivatives division. From 2002 to 2006, Mr. Halpern was a partner at Halpern Capital, a boutique investment bank focusing on investment banking and trading services in addition to providing independent research to institutional clients. From 1996 to 2002, Mr. Halpern was at Letco Specialists, since acquired by TD Securities, where he began his career as a derivatives trader and became the youngest partner.

•Mark G. Alexandridis is a Managing Director and Portfolio Manager at First Principles Capital Management, LLC ("FPCM") and has over 27 years experience in managing structured and credit related assets, including trading of securities and derivatives. Mr. Alexandridis joined FPCM in 2005, with responsibilities for domestic credit and global sovereign portfolios and risk. Prior to joining FPCM, Mr. Alexandridis was a Managing Director at BNP Paribas ("BNP"), where he was responsible for managing the firm's Flow, Structured, and Proprietary Credit Trading businesses and was a member of the Fixed Income Management Committee in the Americas. Mr. Alexandridis was also a Managing Director at General Re Financial Products ("GRFP"), where he was in charge of building and managing the Structured Credit Trading business prior to joining BNP. Prior to joining GRFP, Mr. Alexandridis was a Managing Director at J.P. Morgan, where he held a variety of senior derivative trading positions. Mr. Alexandridis earned a Bachelor of Science and an M.S. from Massachusetts Institute of Technology in Civil Engineering, as well as an M.S. from Carnegie Mellon University in Operations Research.

The SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the ownership of Fund shares by the portfolio manager.

Other Service Providers

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") provides fund accounting, fund administration, compliance and transfer agency services to each Fund and the Trust and supplies certain officers of the Trust, including a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, an Anti-Money Laundering Compliance Officer and additional compliance support personnel.

Foreside Fund Services, LLC (the "Distributor"), the Trust's principal underwriter, acts as the Trust's distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisor or with Atlantic or their affiliates.

Fund Expenses

Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Funds and other series of the Trust based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholder servicing fees, are charged directly to that class. Certain service providers may waive all or a portion of their fees and may reimburse certain expenses of the Funds. Service provider waivers may be voluntary and do not affect the Advisor's contractual waiver, if any. Any agreement to waive fees or to reimburse expenses increases the investment performance of the applicable Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Your Account

How to Contact the Funds

Telephone the Funds at:

(844) 800-5092 (toll free)

E-mail the Funds at:

exceedfunds.ta@atlanticfundservices.com

Website Address:

www.exceedinvestments.com

Fax the Funds at:

(207) 347-2195

Write the Funds:

Exceed Funds
P.O. Box 588
Portland, Maine 04112

Overnight Address:

Exceed Funds
c/o Atlantic Fund Services
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Wire investments (or ACH payments):

Please contact the transfer agent at (844) 800-5092 (toll free) to obtain the ABA routing number and account number for the Funds.

General Information

You may purchase or sell (redeem) shares of each Fund on any day that the NYSE is open for business. Notwithstanding this fact, a Fund may, only in the case of an emergency, calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of a Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order. "Good order" means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees. All requests to purchase or sell Fund shares received in good order prior to a Fund's close will receive that day's NAV. Requests received in good order after a Fund's close or on a day when a Fund does not value its shares will be processed on the next business day and will be priced at the next NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Shares of the Funds will only be issued against full payment, as described more fully in this Prospectus and the SAI. The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Each Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable. Each Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect that Fund or its operations. If a Fund were to refuse any purchase request, it would notify the purchaser within two business days of receiving a purchase request in good order.

When and How NAV is Determined. Each Fund class calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed. The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. NYSE holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. To the extent that a

Fund's portfolio investments trade in markets on days when the Fund is not open for business, the value of that Fund's assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days that a Fund is open for business, as markets or exchanges other than the NYSE may be closed.

The NAV of each Fund class is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class and then dividing the result (net assets) by the number of outstanding shares of the class.

Each Fund values options and securities for which market quotations are readily available, including exchange-traded investment companies, at current market value, except for certain short-term securities that may be valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Investments in non-exchange traded investment companies are valued at their NAVs. Fixed-income securities may be valued at prices supplied by a Fund's pricing agent based on broker-supplied or dealer-supplied valuations or on matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available or a Fund reasonably believes that they are unreliable, that Fund will seek to value such securities at fair value, as determined in good faith using procedures approved by the Board. The Board has delegated day-to-day responsibility for fair valuation determinations in accordance with the procedures to a Valuation Committee composed of management members who are appointed to the Committee by the Board. The Committee makes such determinations under the supervision of the Board. Fair valuation may be based on subjective factors. As a result, the fair value price of a security may differ from that security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations.

Transactions Through Financial Intermediaries. The Funds have authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities (collectively, "financial intermediaries"), to accept purchase, exchange and redemption orders on the Funds' behalf. If you invest through a financial intermediary the policies and fees of the financial intermediary may be different from the policies and fees if you had invested directly in the Funds. Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying or selling Fund shares. You should consult your broker or another representative of your financial intermediary for more information.

A Fund will be deemed to have received a purchase or redemption order when a financial intermediary, who is an agent of the Funds for the purposes of accepting orders, receives the order. All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary. Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed, including by financial intermediaries, at that day's NAV.

Payments to Financial Intermediaries. The Funds and their affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in a Fund. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by that Fund's transfer agent and/or administrator.

The Advisor or another Fund affiliate, out of its own resources, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as "revenue sharing." Compensation received by a financial intermediary from the Advisor or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Funds, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Funds or their affiliates, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of a Fund, or a certain class of shares of a Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of each Fund's overall obligation to deter money laundering under federal law. The Trust's Anti-Money Laundering Program is designed to prevent a Fund from being used for money laundering or the financing of terrorist activities. In this regard, a Fund reserves the right, to the extent permitted by law, (1) to refuse, cancel or rescind any purchase order or (2) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law. If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings. A description of the Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Funds' SAI, which is available on the Advisor's website at www.exceedinvestments.com.

Choosing a Share Class

Each Fund offers two classes of shares: Investor Shares and Institutional Shares. Each class has a different combination of purchase restrictions and ongoing fees, allowing you to choose the class that best meets your needs.

Investor Shares. Investor Shares of each Fund are for retail investors who invest in a Fund directly or through a fund supermarket or other investment platform. Investor Shares are not sold with the imposition of initial sales charges but are subject to a Rule 12b-1 fee of up to 0.25% of the Investor Shares' average daily net assets. A lower minimum initial investment is required to purchase Investor Shares.

Institutional Shares. Institutional Shares of each Fund are designed for institutional investors (such as investment advisers, financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary programs and firm discretionary accounts. Institutional Shares are sold without the imposition of initial sales charges and are not subject to Rule 12b-1 fees.

	Investor Shares	Institutional Shares
Minimum Initial Investment	$2,500	$100,000
Sales Charges	None	None
Rule 12b-1 Distribution Fees	0.25%	None

Under certain circumstances, an investor's investment in one class of shares of a Fund may be converted into an investment in the other class of shares of that Fund. No gain or loss will generally be recognized for federal income tax purposes as a result of such a conversion, and a shareholder's basis in the acquired shares will be the same as such shareholder's basis in the converted shares. Shareholders should consult their tax advisors regarding the state and local tax consequences of such a conversion, or any exchange of shares.

Buying Shares

How to Make Payments. Unless purchased through a financial intermediary, all investments must be made by check, Automated Clearing House ("ACH") or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's Anti-Money Laundering Program, the Funds do not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). Each Fund and the Advisor also reserve the right to accept in kind contributions of securities in exchange for shares of that Fund.

Checks. Checks must be made payable to "Exceed Funds." For individual, sole proprietorship, joint, Uniform Gifts to Minors Act ("UGMA") and Uniform Transfers to Minors Act ("UTMA") accounts, checks may be made payable to one or more owners of the account and endorsed to "Exceed Funds." A $20 charge may be imposed on any returned checks.

ACH. The Automated Clearing House system maintained by the Federal Reserve Bank allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service.

Wires. You may instruct the U.S. financial institution with which you have an account to make a federal funds wire payment to the Fund. Your U.S. financial institution may charge you a fee for this service.

Minimum Investments. Each Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$100	$100,000	$1,000
Retirement Accounts	$2,500	$100	$100,000	$1,000

Each Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisors and financial planners may be permitted to aggregate the value of accounts in order to meet minimum investment amounts.

Account Requirements. The following table describes the requirements to establish certain types of accounts in the Funds.

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	•Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts are owned by a minor child but controlled by an adult custodian.	•Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. •The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other Entities These accounts are owned by the entity, but control is exercised by its officers, partners or other management.

•The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary's certificate.

Trusts	•The trust must be established before an account may be opened. •The trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, U.S. taxpayer identification number ("TIN"), physical street address, date of birth and other information or documents that will allow the Fund to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser. If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount. The Fund will attempt to verify your identity using the information that you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account. If your account is closed, you may realize a gain or loss on the Fund shares in the account. You will be responsible for any related taxes and will not be able to recoup any redemption fees assessed, if applicable.

Policy on Prohibition of Foreign Shareholders. Each Fund requires that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Fund.

Investment Procedures. The following table describes the procedures for investing in the Funds.

How to Open an Account	How to Add to Your Account
Through a Financial Intermediary •Contact your financial intermediary using the method that is most convenient for you.	Through a Financial Intermediary •Contact your financial intermediary using the method that is most convenient for you.

By Check

•Call, write or e-mail the Fund or visit the Advisor's website for an account application.

•Complete the application (and other required documents, if applicable).

•Mail the Fund your original application (and other required documents, if applicable) and a check.

By Check •Fill out an investment slip from a confirmation or write the Fund a letter. •Write your account number on your check. •Mail the Fund the investment slip or your letter and the check.

By Wire

•Call, write or e-mail the Fund or visit the Advisor's website for an account application.

•Complete the application (and other required documents, if applicable).

•Call the Fund to notify the transfer agent that you are faxing your completed application (and other required documents, if applicable). The transfer agent will assign you an account number.

•Mail the Fund your original application (and other required documents, if applicable).

•Instruct your U.S. financial institution to wire money to the Fund.

By Wire •Instruct your U.S. financial institution to wire money to the Fund.

How to Open an Account	How to Add to Your Account

By ACH Payment (for Investor Shares only)

•Call, write or e-mail the Fund or visit the Advisor's website for an account application.

•Complete the application (and other required documents, if applicable).

•Call the Fund to notify the transfer agent that you are faxing your completed application (and other required documents, if applicable). The transfer agent will assign you an account number.

•Mail the Fund your original application (and other required documents, if applicable).

•The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application.

•ACH purchases are limited to $25,000 per day.

By ACH Payment (for Investor Shares only)

•Call the Fund to request a purchase by ACH payment.

•The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application.

•ACH purchases are limited to $25,000 per day.

Systematic Investments. You may establish a systematic investment plan to automatically invest a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month. Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. Systematic investments must be for at least $200 per occurrence. If you wish to enroll in a systematic investment plan, complete the appropriate section on the account application. Your signed account application must be received at least three business days prior to the initial transaction. A Fund may terminate or modify this privilege at any time. You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

A systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher. Please call (844) 800-5092 (toll free) for additional information regarding systematic investment plans.

Frequent Trading. Frequent trading by a Fund shareholder may pose risks to other shareholders in the Fund, including (1) the dilution of the Fund's NAV, (2) an increase in the Fund's expenses, and (3) interference with the portfolio manager's ability to execute efficient investment strategies. The Advisor believes that the nature of the investments in which each Fund invests does not lend itself to market timing activity. In addition, each Fund imposes a redemption fee of 1% on shares redeemed within 90 days of purchase, which serves to discourage frequent trading by investors and to offset transaction costs. Accordingly, the Board has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares.

Canceled or Failed Payments. Each Fund accepts checks and ACH payments at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear. You will be responsible for any actual losses and expenses incurred by the Fund or the transfer agent. Each Fund and its agents have the right to reject or cancel any purchase request due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV. The right of redemption may not be suspended for more than seven days after the tender of Fund shares, except for any period during which (1) the NYSE is closed (other than customary weekend and holiday closings) or the Securities and Exchange Commission (the "SEC") determines that trading thereon is restricted, (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or (3) the SEC has entered a suspension order for the protection of the shareholders of a Fund.

A Fund will not issue shares until payment is received. If redemption is sought for shares for which payment has not been received, a Fund may delay sending redemption proceeds until received, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Intermediary •If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.

By Mail

•Prepare a written request including:

•your name(s) and signature(s);

•your account number;

•the Fund name and class;

•the dollar amount or number of shares you want to sell;

•how and where to send the redemption proceeds;

•a Medallion Signature Guarantee (if required); and

•other documentation (if required).

•Mail the Fund your request and documentation.

By Telephone

•Call the Fund with your request, unless you declined telephone redemption privileges on your account application.

•Provide the following information:

•your account number;

•the exact name(s) in which the account is registered; and

•an additional form of identification.

•Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

By Systematic Withdrawal

•Complete the systematic withdrawal section of the application.

•Attach a voided check to your application.

•Mail the completed application to the Fund.

•Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges. You may redeem your shares with proceeds payable by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges. You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Funds by telephone, you may mail us your redemption order.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month. Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment. To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application. The plan may be terminated or modified by a shareholder or a Fund at any time without charge or penalty. You may terminate your participation in a systematic withdrawal plan at any time by contacting a Fund sufficiently in advance of the next withdrawal.

A withdrawal under a systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. Please call (844) 800-5092 (toll free) for additional information regarding systematic withdrawal plans.

Signature Guarantee Requirements. To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

•written requests to redeem $100,000 or more;

•changes to a shareholder's record name or account registration;

•paying redemption proceeds from an account for which the address has changed within the last 30 days;

•sending redemption and distribution proceeds to any person, address or financial institution account not on record;

•sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

•adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

Each Fund reserves the right to require Medallion Signature Guarantees on all redemptions.

Redemption Fee. If you redeem your shares in a Fund within 90 days of purchase, you will be charged a 1.00% redemption fee. The fee is charged for the benefit of the Fund's remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions may be exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

•redemption of shares in a deceased shareholder's account;

•redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

•redemption of shares purchased through a dividend reinvestment program;

•redemption of shares pursuant to a systematic withdrawal plan;

•redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code ("IRC") or a plan operating consistent with Section 403(b) of the IRC; and

•redemptions from share transfers, rollovers, re-registrations within the same fund or conversions from one share class to another within the Fund, if applicable.

The Funds may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Funds may not recognize one or more of the exceptions to the redemption fee listed above. Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on the Fund's shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer's account agreement or plan document for information about how the redemption fee is treated. If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for the Fund, no redemption fee will be charged directly to the financial intermediary's account by the Fund. Certain financial intermediaries that operate omnibus accounts may waive the redemption fee, subject to approval of a Fund officer.

Small Account Balances. If the value of your account falls below the minimum account balances in the following table, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance	Investor Shares	Institutional Shares
Standard Accounts	$2,500	$2,500
Retirement Accounts	$2,500	$2,500

Redemptions in Kind. Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Advisor, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. Pursuant to an election filed with the SEC, under certain circumstances the Funds may pay redemption proceeds in portfolio securities rather than in cash. If a Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the costs of liquidating the securities (such as brokerage costs) and the possibility of a lack of a liquid market for those securities. Please see the SAI for more details on redemptions in kind.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state's law.

Distribution and Shareholder Service Fees. The Trust has adopted a Rule 12b-1 plan under which each Fund pays the Distributor a fee up to 0.25% of the average daily net assets of Investor Shares for distribution services and/or the servicing of shareholder accounts.

Because the Investor Shares may pay distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Advisor or other financial intermediaries that provide distribution and shareholder services with respect to Investor Shares.

In addition to paying fees under the Rule 12b-1 plan, the Funds may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

Exchanging Shares

You may exchange Fund shares for shares of other Exceed Funds. For a list of funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the Fund into which you exchange is available for sale in your jurisdiction. Funds available for exchange may not be available for purchase in your jurisdiction. Because exchanges are a sale and purchase of shares, they may have tax consequences.

Requirements.You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is no limit on exchanges, but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone exchange order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

How to Exchange
Through a Financial Intermediary •Contact your financial intermediary by the method that is most convenient for you.

How to Exchange

By Mail

•Prepare a written request including:

•your name(s) and signature(s);

•your account number;

•the name of each Fund you are exchanging;

•the dollar amount or number of shares you want to sell (and exchange);

•a Medallion Signature Guarantee (if required); and

•other documentation (if required).

•Complete a new account application if you are requesting different shareholder privileges in the Fund into which you are exchanging.

•Mail the Fund your request and documentation.

By Telephone

•Call the Fund with your request, unless you declined telephone redemption privileges on your account application.

•Provide the following information:

•your account number;

•exact name(s) in which the account is registered; and

•additional form of identification.

Retirement Accounts

You may invest in shares of each Fund through an IRA, including traditional and Roth IRAs, also known as a "Qualified Retirement Account." The Funds may also be appropriate for other retirement plans, such as 401(k) plans. Before investing in an IRA or other retirement account, you should consult your tax advisor. Whenever making an investment in an IRA or certain retirement plans, be sure to indicate the year to which the contribution is attributed.

Other Information

Distributions and Dividend Reinvestments. Each Fund declares dividends from net investment income and pays them annually. Any net capital gains realized by a Fund are distributed at least annually.

Most investors typically have their income dividends and capital gain distributions (each, a "distribution") reinvested in additional shares of the distributing class of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check. However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For federal income tax purposes, distributions to shareholders other than tax-exempt investors and qualified retirement accounts are treated the same whether they are received in cash or reinvested.

Taxes. Each Fund intends to operate in a manner such that it will not be liable for federal income or excise taxes.

A Fund's distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to you as ordinary income, except as noted below. A Fund's distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include a nontaxable return of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis.

A Fund's dividends attributable to its "qualified dividend income" (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an "individual shareholder") who satisfy those restrictions with respect to their Fund shares at the rates for net capital gain - a maximum of 15% for a single shareholder with taxable income not exceeding $406,750 ($457,600 for married shareholders filing jointly) and 20% for individual shareholders with taxable income exceeding those respective amounts (which will be adjusted for inflation annually). A portion of a Fund's dividends also may be eligible for the dividends-received deduction allowed to corporations; the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (thus excluding, among others, real estate investment trusts) and excludes dividends from foreign corporations, subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

A distribution reduces the NAV of a Fund's shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the full amount of the distribution even though it represents a partial return of your investment.

The sale (redemption) of Fund shares is generally taxable for federal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the redeemed Fund shares. The gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the redemption, and any such gain will be taxed to individual shareholders at the 15% or 20% maximum federal income tax rates mentioned above. Any capital loss arising from the redemption of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions received with respect to those shares.

Each Fund is required to withhold federal income tax at the rate of 28% on all distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual shareholder) if you fail to provide the Fund with your correct TIN or to make required certifications, or if you have been notified by the Internal Revenue Service (the "IRS") that you are subject to backup withholding. Backup withholding is not an additional tax, and any amounts withheld may be credited against your federal income tax liability once you provide the required information or certification.

A Fund shareholder who wants to use the average basis method for determining basis in Fund shares that he or she acquired or acquires after December 31, 2011 ("Covered Shares"), must elect to do so in writing (which may be electronic). If a Fund shareholder fails to affirmatively elect the average basis method, the basis determination will be made in accordance with that Fund's default method, which is first-in first-out. If, however, a Fund shareholder wishes to use a different IRS-accepted method for basis determination (e.g., a specific identification method), the shareholder may elect to do so. The basis determination method that a Fund shareholder elects may not be changed with respect to a redemption of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from a redemption of shares, a Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

An individual shareholder whose "modified adjusted gross income" exceeds a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers) ("Excess") is required to pay a 3.8% federal tax on the lesser of (1) the Excess or (2) the individual's "net investment income," which generally includes dividends, interest, and net gains from the disposition of investment property (including distributions each Fund pays and net gains realized on the redemption of Fund shares). This tax is in addition to any other taxes due on that income. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Fund shares.

After December 31 of each year, each Fund will mail to its shareholders reports containing information about the income tax status of distributions paid during the year. For further information about the tax effects of investing in the Funds, please see the SAI and consult your tax advisor.

Organization. The Trust is a Delaware statutory trust, and each Fund is a series thereof. The Funds do not expect to hold shareholders' meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to a specific series (such as the approval of an advisory agreement for the Funds). From time to time, large shareholders may control a Fund or the Trust.

Financial Highlights

Financial Highlights are not provided because the Funds had not commenced operations prior to the date of this Prospectus.

EXCEED STRUCTURED SHIELD INDEX STRATEGY FUND
Investor Shares (SHIEX)
Institutional Shares (SHIIX)

EXCEED STRUCTURED HEDGED INDEX STRATEGY FUND
Investor Shares (HEDGX)
Institutional Shares (HEDIX)

EXCEED STRUCTURED ENHANCED INDEX STRATEGY FUND
Investor Shares (ENHAX)
Institutional Shares (ENHIX)

Annual and Semi-Annual Reports

Additional information about each Fund's investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

Statement of Additional Information ("SAI")

The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds

You may obtain free copies of the annual and semi-annual reports, when they are available, and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Exceed Funds
P.O. Box 588
Portland, Maine 04112
(844) 800-5092 (toll free)

exceedfunds.ta@atlanticfundservices.com

The Funds' Prospectus, SAI and annual and semi-annual reports will be available, without charge, on the Advisor's website at: www.exceedinvestments.com.

Securities and Exchange Commission Information

You may also review and copy the Funds' annual and semi-annual reports, when they are available, the SAI and other information about the Funds at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Fund information, including copies of the annual and semi-annual reports, when they are available, and the SAI, is available on the SEC's website at www.sec.gov.

Distributor
Foreside Fund Services, LLC
www.foreside.com

Investment Company Act File No. 811-03023

226-PRU-1214